18. Borrowings and financing (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Borrowings and financing, beginning	R$ 14,108	R$ 5,286
Additions	7,262	13,604
Accrued interest	755	678
Accrued swap	(343)	(11)
Mark-to-market	14	(47)
Adjustment to present value	115
Monetary and exchange rate changes	331	(13)
Borrowing cost	53	31
Interest paid	(774)	(504)
Payments	(5,125)	(9,551)
Swap paid	333	103
Acquisition of company		4,527
Foreign currency translation adjustment	173	80
Deconsolidation Via Varejo		(75)
Deconsolidation Sendas	(7,762)
Borrowings and financing, ending	R$ 9,140	R$ 14,108